COMMITMENTS, CONTINGENCIES AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES AND CHARGES [Abstract]
Schedule Of Future Minimum Rental Payments
2013	$975
2014	639
2015	452
2016	236

Total	$2,302